CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (UNAUDITED) - 9 months ended Sep. 30, 2020 - USD ($) $ in Thousands	Total	Interest Rate Hedge	Cash Flow Hedge	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Interest Rate Hedge	Accumulated Other Comprehensive Income Cash Flow Hedge	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2019	53,622,206			53,622,206
Beginning balance at Dec. 31, 2019	$ 1,618,055			$ 4,635	$ 577,961	$ 1,052	$ (75,819)			$ 1,110,226
Comprehensive income:
Net income	231,097									231,097
Currency translation adjustment	12,176						12,176
Currency impact of long term funding (net of tax)	(1,299)						(1,299)
Transfer to realized capital gain	(232)						(232)
Amortization of interest rate hedge	(725)						(725)
Loss on interest rate hedge/ Fair value of cash flow hedge (net of tax)		$ (905)	$ 306					$ (905)	$ 306
Total comprehensive income	240,418						9,321			231,097
Exercise of share options (in shares)				181,144
Exercise of share options	12,335			$ 12	12,323
Issue of restricted share units (in shares)				207,111
Issue of restricted share units	14			$ 14
Non-cash stock compensation expense	19,966				19,966
Share issuance costs	(10)				(10)
Share repurchase program (in shares)				(1,235,218)
Share repurchase program	(175,000)			$ (82)		82				(175,000)
Share repurchase costs	(140)									(140)
Noncontrolling interest adjustment to redemption amount	$ (4,522)									(4,522)
Ending balance (in shares) at Sep. 30, 2020	52,775,243			52,775,243
Ending balance at Sep. 30, 2020	$ 1,711,116			$ 4,579	$ 610,240	$ 1,134	$ (66,498)			$ 1,161,661
Beginning balance at Dec. 31, 2019	39,510										$ 39,510
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income attributable to redeemable noncontrolling interest											633
Total comprehensive income											633
Noncontrolling interest adjustment to redemption amount											4,522
Exercise of call option on noncontrolling interest shares											(44,665)
Ending balance at Sep. 30, 2020	$ 0										$ 0